Other liabilities - Fixed concession fee payable (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) installment	Dec. 31, 2019	Dec. 31, 2018 BRL (R$)
Brasilia Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable	R$ 4,501,132
Number of annual installments | installment	25
Annual fee payment percentage		2.00%
Concession fee percentage		4.50%
Natal Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable			R$ 6,800